Income Taxes - Schedule of Reconciliation of (Provision) Recovery of Income and Capital Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Combined federal and provincial statutory tax rates	25.75%	25.00%